Impairment of non-current assets - Cash Generating Units (Details) - Refining and Petrochemical segment - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 1,482,444	$ 1,096,021	$ (305,466)
Refineria de Cartagena S.A.S
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	1,482,512	1,096,024	34,650
Refineria de Cartagena S.A.S | Carrying Amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	26,423,190	31,750,957	26,808,008
Refineria de Cartagena S.A.S | Recoverable amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	27,905,702	32,846,981	26,842,658
Invercolsa S.A.
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(68)	(3)	(97)
Invercolsa S.A. | Carrying Amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	273	276	292
Invercolsa S.A. | Recoverable amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 205	$ 273	195
Refinera de Barrancabermeja
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss			(340,019)
Refinera de Barrancabermeja | Carrying Amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss			$ 340,019